T. ROWE PRICE Global Multi-Sector Bond Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.7%
Car Loan 0.4%
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,467
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 265
4,732
Other Asset-Backed Securities 5.8%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.508%, 4/15/35 (1) 2,805 2,707
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.945%, 10/22/34 (1) 3,180 3,131
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 4,361 4,233
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 6.358%, 1/20/32 (1) 5,885 5,698
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 6.292%, 4/15/29 (1) 6,995 6,869
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 6.072%, 2/12/30 (1) 1,904 1,890
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 5.842%, 7/15/33 (1) 3,123 3,081
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,651
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,505 3,329
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,862 1,642
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.035%, 5/20/34 (1) 850 836
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 3,195 3,137

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,089
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 2,169 2,029
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,205 1,043
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 53 52
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 6.756%, 5/6/30 (1) 7,190 6,824
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 3,170 3,110
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.945%, 1/21/35 (1) 3,180 3,132
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 2,385 2,358
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.798%, 4/20/32 (1) 3,205 3,169
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 404 379
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 31 31
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 38 36
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,339
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 7.142%, 1/16/32 (1) 1,535 1,503
Tricon Residential Trust
Series 2022-SFR1, Class C
4.303%, 4/17/39 (1) 819 763

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wendy's Funding
Series 2022-1A, Class A2II
4.535%, 3/15/52 (1) 3,045 2,775
72,836
Student Loan 0.5%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 758
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,851
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,654
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,975 1,960
6,223
Total Asset-Backed Securities
(Cost $87,673) 83,791
BANK LOANS 4.5% (2)
CORPORATES 0.2%
Brokerage Assetmanagers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 7.732%, 2/2/28  638 638
638
Pharmaceuticals 0.1%
Perrigo Investments, FRN
1M TSFR + 2.50%, 7.218%, 4/20/29  1,776 1,776
1,776
Total Corporates 2,414
FINANCIAL INSTITUTIONS 0.2%
Financial Other 0.1%
Nexus Buyer, FRN
1M USD LIBOR + 6.25%, 10.885%, 11/5/29  940 885
885
Insurance 0.1%
Asurion, FRN
1M USD LIBOR + 3.00%, 7.635%, 11/3/24  1,541 1,535
1,535
Total Financial Institutions 2,420

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 4.1%
Capital Goods 0.6%
CP Iris Holdco I, FRN
1M USD LIBOR + 7.00%, 11.635%, 10/1/29 (3) 1,830 1,482
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 10.73%, 5/21/29 (3) 1,974 1,826
Summit Materials, FRN
1M TSFR + 3.00%, 7.608%, 12/14/27  3,726 3,719
7,027
Communications 0.8%
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 6.368%, 2/1/27  4,813 4,767
Level 3 Financing, FRN
1M USD LIBOR + 1.75%, 6.385%, 3/1/27  2,614 2,381
Nexstar Media, FRN
1M USD LIBOR + 2.50%, 7.135%, 9/18/26  2,568 2,561
9,709
Consumer Cyclical 1.0%
KFC Holding, FRN
1M USD LIBOR + 1.75%, 6.348%, 3/15/28  4,063 4,038
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 8.135%, 2/5/27  4,087 3,989
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 12.135%, 2/4/28  455 418
Woof Holdings, FRN
3M USD LIBOR + 3.75%, 8.342%, 12/21/27 (3) 2,250 2,154
Woof Holdings, FRN
3M USD LIBOR + 7.25%, 12.003%, 12/21/28  2,445 2,160
12,759
Consumer Non-Cyclical 0.6%
Naked Juice, FRN
3M TSFR + 6.00%, 10.68%, 1/24/30  1,195 908
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 8.135%, 2/14/25  7,020 6,685
7,593
Technology 0.9%
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 10.385%, 12/10/29  2,635 2,284
Ciena, FRN
1M TSFR + 2.50%, 7.063%, 1/18/30  640 638
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.188%, 6/4/29  1,195 887
Entegris, FRN
1M TSFR + 3.00%, 7.588%, 7/6/29  1,900 1,902
RealPage, FRN
1M USD LIBOR + 6.50%, 11.135%, 4/23/29  995 954

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M USD LIBOR + 3.25%, 8.032%, 5/4/26  5,312 5,201
11,866
Transportation 0.2%
Air Canada, FRN
3M USD LIBOR + 3.50%, 8.369%, 8/11/28  2,279 2,272
2,272
Total Industrial 51,226
Total Bank Loans
(Cost $58,787) 56,060
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP), Cost $— (3)(4)(5) 1 —
Mriya Farming, Recovery Certificates (EUR), Cost $— (3)(4)(5) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Consumer Cyclical 0.2%
MercadoLibre, 2.00%, 8/15/28  720 2,031
Total Industrial 2,031
Total Convertible Bonds
(Cost $1,268) 2,031
CORPORATE BONDS 11.5%
FINANCIAL INSTITUTIONS 5.4%
Banking 4.1%
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (6) 2,200 2,033
Banco de Bogota, 4.375%, 8/3/27  2,325 2,125
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 914
Bangkok Bank, VR, 3.733%, 9/25/34 (6)(7) 4,120 3,486
Bank of Ireland Group, VR, 1.875%, 6/5/26 (EUR) (6) 3,680 3,657
Barclays, VR, 1.375%, 1/24/26 (EUR) (6) 4,940 4,924
BNP Paribas, 3.375%, 1/23/26 (GBP)  4,377 4,990
HSBC Holdings, VR, 2.633%, 11/7/25 (6) 5,285 5,002
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (6) 4,740 4,734
NatWest Group, VR, 4.269%, 3/22/25 (6) 2,279 2,235

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NatWest Group, VR, 5.847%, 3/2/27 (6) 1,550 1,551
Societe Generale, 1.875%, 10/3/24 (GBP)  4,400 5,015
Standard Chartered, VR, 2.819%, 1/30/26 (1)(6) 7,205 6,789
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  3,530 3,517
50,972
Financial Other 0.7%
Kaisa Group Holdings, 11.25%, 4/9/22 (4)(8) 5,000 839
LeasePlan, 0.25%, 2/23/26 (EUR)  3,930 3,697
MAF Global Securities, VR, 6.375% (6)(9) 4,100 4,015
8,551
Insurance 0.6%
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,537
Humana, 1.35%, 2/3/27  6,650 5,717
8,254
Total Financial Institutions 67,777
INDUSTRIAL 4.9%
Basic Industry 0.7%
ABJA Investment, 5.95%, 7/31/24 (7) 2,000 1,995
Aris Mining, 6.875%, 8/9/26 (1) 4,455 3,771
POSCO, 5.625%, 1/17/26 (1) 1,450 1,455
POSCO, 5.75%, 1/17/28 (1)(7) 1,740 1,761
8,982
Communications 1.9%
Axian Telecom, 7.375%, 2/16/27  1,950 1,806
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,380
DISH Network, 11.75%, 11/15/27 (1) 6,225 6,311
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (1) 2,175 1,778
Tower Bersama Infrastructure, 2.75%, 1/20/26 (7) 3,380 3,042
Verizon Communications, 3.376%, 2/15/25  3,892 3,756
VTR Comunicaciones, 4.375%, 4/15/29 (1) 7,800 5,169
23,242
Consumer Cyclical 1.1%
Metalsa, 3.75%, 5/4/31 (1)(7) 3,230 2,489
VF, 4.125%, 3/7/26 (EUR)  2,196 2,315
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,818
Volkswagen Financial Services, 2.125%, 6/27/24 (GBP)  4,300 4,945
13,567
Consumer Non-Cyclical 0.7%
Agrosuper, 4.60%, 1/20/32  5,360 4,589
CVS Health, 5.00%, 2/20/26  3,535 3,516
Life Time, 5.75%, 1/15/26 (1) 86 82
8,187
Energy 0.1%
Williams, 5.40%, 3/2/26  1,270 1,271
1,271

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,118
1,118
Transportation 0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  4,980 4,264
4,264
Total Industrial 60,631
UTILITY 1.2%
Electric 0.8%
AES Andes, VR, 7.125%, 3/26/79 (1)(6) 3,125 2,981
Enel Finance International, 1.375%, 7/12/26 (1) 5,735 4,995
NextEra Energy Capital Holdings, 6.051%, 3/1/25  2,340 2,353
10,329
Utility Other 0.4%
Manila Water, 4.375%, 7/30/30  4,800 4,375
4,375
Total Utility 14,704
Total Corporate Bonds
(Cost $156,380) 143,112
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 41.9%
Owned No Guarantee 3.9%
1MDB Global Investments, 4.40%, 3/9/23  30,000 29,799
Bank Negara Indonesia Persero, 3.75%, 3/30/26  2,100 1,943
Landsbankinn, 1.00%, 5/30/23 (EUR)  3,450 3,621
Petroleos de Venezuela, 6.00%, 5/16/24 (4)(8) 770 36
Petroleos de Venezuela, 9.00%, 11/17/21 (4)(8) 510 25
Petroleos de Venezuela, 12.75%, 2/17/22 (4)(8) 15 1
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  2,950 3,121
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 2,889
QatarEnergy, 3.125%, 7/12/41 (1) 8,930 6,808
48,243
Sovereign 5.0%
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,484
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,474
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,553
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 4,345 3,770
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 2,910 2,991
Republic of Croatia, 5.50%, 4/4/23  12,625 12,639
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,243 1,316
Republic of Hungary, 6.125%, 5/22/28 (1) 5,610 5,707
Republic of Philippine, 4.625%, 7/17/28  350 346
Republic of Romania, 2.00%, 1/28/32 (EUR)  1,530 1,133

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 4,323
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 4,762
Republic of Serbia, 1.50%, 6/26/29 (EUR)  14,845 11,741
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,350 1,068
Republic of Serbia, 2.05%, 9/23/36 (EUR)  1,655 1,027
Republic of Serbia, 6.25%, 5/26/28 (1)(7) 1,570 1,570
Republic of Suriname, 9.25%, 10/26/26 (4)(7)(8) 6,675 5,440
Republic of Venezuela, 6.00%, 12/9/20 (4)(8) 205 16
Republic of Venezuela, 7.75%, 10/13/19 (4)(8) 400 31
62,391
Treasuries 20.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27 (BRL)  38,105 6,668
Brazil Notas do Tesouro Nacional, Inflation-Indexed, 6.00%, 5/15/25
(BRL)  14,520 2,788
Bundesrepublik Deutschland Bundesanleihe, 8/15/52 (EUR)  16,431 8,315
Commonwealth of Australia, 4.50%, 4/21/33 (AUD)  15,295 10,803
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  8,239 8,969
Government of Japan, 1.30%, 6/20/52 (JPY)  1,539,150 11,087
Government of Japan, 1.40%, 9/20/52 (JPY)  425,900 3,143
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,041,740 7,847
Kingdom of Thailand, 2.00%, 12/17/31 (THB)  419,479 11,430
People's Republic of China, 2.60%, 9/1/32 (CNY)  90,000 12,630
People's Republic of China, 2.69%, 8/15/32 (CNY)  30,000 4,242
People's Republic of China, 3.02%, 5/27/31 (CNY)  58,500 8,538
People's Republic of China, 3.13%, 11/21/29 (CNY)  30,000 4,418
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,448
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,497
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,664
Republic of Austria, 0.50%, 4/20/27 (EUR) (1) 46,440 44,271
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 8,810 5,118
Republic of Cyprus, 1.25%, 1/21/40 (EUR) (7) 120 82
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 840
Republic of Czech, 2.40%, 9/17/25 (CZK)  133,640 5,598
Republic of Czech, 2.75%, 7/23/29 (CZK)  187,920 7,431
Republic of Hungary, 2.25%, 4/20/33 (HUF)  5,384,260 8,841
Republic of Serbia, 4.50%, 8/20/32 (RSD)  336,530 2,543
State of Israel, 5.50%, 1/31/42 (ILS)  2,120 681
Sweden Government Bond, 2.25%, 6/1/32 (SEK) (7) 181,585 16,866
United Kingdom Gilt, 1.50%, 7/22/26 (GBP)  27,333 30,587
United Kingdom Gilt, Inflation-Indexed, 0.125%, 3/22/26 (GBP)  6,886 8,252
United Kingdom Gilt, Inflation-Indexed, 0.125%, 8/10/28 (GBP)  3,857 4,632
United Mexican States, 8.50%, 5/31/29 (MXN)  283,534 14,826
256,055
Foreign Government Obligations & Municipalities 12.4%
France Treasury Bills, 4/13/23  36,000 37,965

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
German Treasury Bills, 5/17/23  36,000 37,865
Japan Treasury Discount Bills, 3/27/23  1,750,000 12,854
Japan Treasury Discount Bills, 5/10/23  3,800,000 27,918
Japan Treasury Discount Bills, 7/10/23  5,100,000 37,477
Total Foreign Government Obligations & Municipalities
(Cost $547,918) 520,768
MUNICIPAL SECURITIES 2.5%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,461
3,461
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  5,105 4,892
4,892
Illinois 0.3%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,248
3,248
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  10,789 4,639
4,639
Virginia 0.9%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,830 11,810
11,810
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 2,613
2,613
Total Municipal Securities
(Cost $34,148) 30,663
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.5%
Collateralized Mortgage Obligations 3.4%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,074
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 5 5
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.634%, 1/26/32 (1) 4,320 4,289

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 2,220 1,933
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,382
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 1,725 982
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 7.167%, 12/25/30  952 971
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 6.967%, 1/25/31  1,339 1,349
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 7.484%, 1/25/42 (1) 2,805 2,756
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 1,980 2,017
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.034%, 7/25/42 (1) 876 885
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 1,104 1,112
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (1) 1,280 1,206
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 8/1/32 (1) 3,478 3,407
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 98 88
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 1,838
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 822
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 625 608
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.56%, 2/25/47 (1) 3,165 2,511

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 21 21
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 11 10
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 192 185
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 387 342
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 6.484%, 12/25/50 (1) 1,136 1,140
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 7.884%, 8/25/33 (1) 3,585 3,457
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 820 822
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 6.584%, 10/25/33 (1) 1,220 1,212
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 4,420 4,243
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 1,560 1,457
42,124
Commercial Mortgage-Backed Securities 3.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 5.661%, 9/15/34 (1) 995 953
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 861
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 8.338%, 9/15/38 (1) 3,330 2,899
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 850
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 6.128%, 10/15/34 (1) 1,830 1,800

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 948
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 6,110 3,682
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.588%, 2/10/47  1,390 1,346
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29 (1) 4,340 4,019
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 7.408%, 12/15/36 (1) 1,955 1,881
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M TSFR + 3.245%, 7.807%, 12/15/36 (1) 6,150 5,857
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.30%, 5.888%, 12/15/34 (1) 2,145 2,110
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 4,315 3,532
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 7.138%, 6/15/31 (1) 3,083 3,052
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 6.513%, 1/15/39 (1) 4,470 4,235
38,025
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $89,264) 80,149
PRIVATE INVESTMENT COMPANY 0.1%
Government Guarantee 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $663 (4)(5) † 674
Total Private Investment Company
(Cost $663) 674

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.0%
U.S. Government Agency Obligations 4.4%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  138 133
4.50%, 6/1/39 - 5/1/42  24 23
5.00%, 11/1/36 - 8/1/40  32 32
5.50%, 10/1/38  3 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  635 117
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 7/1/51  2,274 1,941
3.50%, 5/1/52  1,617 1,473
4.50%, 5/1/50  97 95
5.00%, 12/1/41  379 379
Federal National Mortgage Assn., UMBS
2.50%, 8/1/51 - 10/1/51  6,666 5,657
3.50%, 11/1/45 - 7/1/50  4,288 3,977
4.00%, 1/1/41 - 9/1/52  5,226 4,939
4.50%, 7/1/39 - 11/1/52  22,570 21,818
5.00%, 7/1/33 - 8/1/52  4,001 4,019
5.50%, 4/1/35 - 1/1/39  93 95
6.00%, 4/1/35 - 2/1/53  9,529 9,728
6.50%, 9/1/36 - 8/1/37  20 21
54,451
U.S. Government Obligations 2.6%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  5,227 4,393
3.00%, 10/20/45 - 6/20/52  5,299 4,751
3.50%, 3/20/43 - 10/20/49  5,584 5,221
4.00%, 9/20/40 - 10/20/52  5,468 5,189
4.50%, 3/20/47 - 10/20/52  6,748 6,552
5.00%, 3/20/41 - 8/20/52  2,393 2,375
6.50%, 12/20/52  365 374
Government National Mortgage Assn., CMO, IO, 4.00%, 2/20/43  34 5
Government National Mortgage Assn., TBA, 6.00%, 3/20/53 (10) 4,070 4,128
32,988
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $91,592) 87,439
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.7%
U.S. Treasury Obligations 14.7%
U.S. Treasury Bonds, 2.25%, 2/15/52  2,786 1,987
U.S. Treasury Bonds, 2.75%, 8/15/47  5,445 4,329

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.25%, 5/15/42  6,553 5,790
U.S. Treasury Bonds, 3.625%, 2/15/53  18,287 17,410
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  40,537 36,705
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  70,052 69,997
U.S. Treasury Notes, 4.00%, 12/15/25  46,675 46,048
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $186,863) 182,266
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.60% (11)(12) 24,110 24,110
24,110
U.S. Treasury Obligations 1.1%
U.S. Treasury Bills, 4.51%, 4/4/23  14,000 13,940
13,940
Total Short-Term Investments
(Cost $38,051) 38,050
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 4.60% (11)(12) 25,383 25,383
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 25,383
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.60% (11)(12) 1,184 1,184
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1,184
Total Securities Lending Collateral
(Cost $26,567) 26,567

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Long Bond futures contract, Put, 3/24/23 @
$111.50 (4) 837 93,456 719
Total Exchange-Traded Options Purchased (Cost $495) 719
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Canadian Imperial Bank of
Commerce
USD / CAD Call, 3/3/23 @
CAD1.39 (4) 1 24,500 —
UBS Investment Bank
USD / CAD Call, 3/3/23 @
CAD1.39 (4) 1 26,350 —
UBS Investment Bank
USD / JPY Put, 3/17/23 @
JPY125.60 (4) 1 25,500 7
Total OTC Options Purchased (Cost $856) 7
Total Options Purchased (Cost $1,351) 726
Total Investments in Securities 100.8%
(Cost $1,320,525) $ 1,252,296
Other Assets Less Liabilities (0.8)% (9,336)
Net Assets 100.0% $ 1,242,960
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$279,719 and represents 22.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$674 and represents 0.1% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at February 28, 2023.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Perpetual security with no stated maturity date.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,128 and represents 0.3% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.5)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 4,200 (70) (144) 74
Total Bilateral Credit Default Swaps, Protection Sold (144) 74
Total Return Swaps 0.1%
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 4.383%
(SOFR + (0.00)%) Quarterly, 3/20/23 66,000 505 — 505
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 4.383%
(SOFR + (0.00)%) Quarterly, 3/20/23 66,000 391 — 391
Total Bilateral Total Return Swaps — 896
Total Bilateral Swaps (144) 970
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.6)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 7,200 72 608 (536)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 (EUR) 29,290 (1,329) (366) (963)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 6,505 443 423 20
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,479)
Interest Rate Swaps (0.5)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.198% (6M
EURIBOR) Semi-Annually, 2/27/25 (EUR) * 83,800 (358) 1 (359)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 3.820%
(GBP SONIA) Annually, 1/27/25 (GBP) * 68,670 (945) — (945)
5 Year Interest Rate Swap, Receive Fixed
3.070% Annually, Pay Variable 2.739% (6M
EURIBOR) Semi-Annually, 1/5/28 (EUR) * 29,950 (389) — (389)
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 7.260%
(6M CZK PRIBOR) Semi-Annually, 6/21/27
(CZK) * 120,168 320 1 319
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 7.260%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) * 60,452 174 — 174
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 7.260%
(6M CZK PRIBOR) Semi-Annually, 6/22/27
(CZK) * 119,800 356 — 356
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 2.519%
(6M EURIBOR) Semi-Annually, 12/17/29
(EUR) * 10,500 (412) 1 (413)
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.235%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) * 53,000 (401) — (401)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,882 857 1 856
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 599 — 599
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 351 — 351
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 266 1 265
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.990%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,025 133 — 133

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) * 21,450 (3,471) — (3,471)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) * 26,497 (3,329) 1 (3,330)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 2,170 (101) — (101)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 930 (42) — (42)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327%
(6M EURIBOR) Semi-Annually, 11/23/32
(EUR) * 15,549 (651) — (651)
Total Centrally Cleared Interest Rate Swaps (7,049)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 0.025% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 * 37,500 270 — 270
Total Centrally Cleared Zero-Coupon Inflation Swaps 270
Total Centrally Cleared Swaps (8,258)
Net payments (receipts) of variation margin to date 7,761
Variation margin receivable (payable) on centrally cleared swaps $ (497)
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/21/23 AUD 444 USD 308 $ (9)
Bank of America 4/21/23 CAD 178 USD 133 (3)
Bank of America 4/21/23 JPY 3,521,059 USD 27,128 (1,076)
Bank of America 4/21/23 USD 3,032 AUD 4,325 116
Bank of America 5/19/23 USD 65 EUR 61 —
BNP Paribas 3/2/23 BRL 50,465 USD 9,727 (92)
BNP Paribas 3/2/23 USD 3,310 BRL 17,240 19
BNP Paribas 3/2/23 USD 6,122 BRL 33,225 (222)
BNP Paribas 4/13/23 USD 678 CAD 918 5
BNP Paribas 4/21/23 CAD 17,896 USD 13,220 (98)
BNP Paribas 4/21/23 JPY 32,286 USD 254 (15)
BNP Paribas 4/21/23 USD 11,948 JPY 1,521,388 691
BNP Paribas 5/19/23 EUR 3,442 USD 3,696 (39)
BNP Paribas 5/19/23 USD 224,190 EUR 208,822 2,294
BNP Paribas 6/2/23 USD 3,289 BRL 17,240 54
BNY Mellon 4/21/23 NZD 220 USD 140 (4)
BNY Mellon 4/21/23 USD 85 AUD 123 2
Canadian Imperial Bank
of Commerce 4/21/23 AUD 157 USD 106 —
Canadian Imperial Bank
of Commerce 4/21/23 AUD 202 USD 142 (6)
Canadian Imperial Bank
of Commerce 4/21/23 CAD 90 USD 67 (1)
Canadian Imperial Bank
of Commerce 4/21/23 USD 14,453 CAD 19,286 311
Canadian Imperial Bank
of Commerce 5/19/23 USD 5,090 GBP 4,197 34
Citibank 3/10/23 PHP 47,061 USD 861 (12)
Citibank 3/10/23 USD 3,754 PHP 212,841 (87)
Citibank 3/10/23 USD 626 THB 21,855 7
Citibank 3/17/23 RSD 301,986 USD 2,786 (62)
Citibank 3/17/23 USD 2,716 RSD 301,986 (8)
Citibank 4/6/23 USD 826 INR 67,850 7
Citibank 4/7/23 KRW 15,863,126 USD 12,364 (338)
Citibank 4/14/23 HUF 2,684,027 USD 7,296 96
Citibank 4/14/23 HUF 2,729,689 USD 7,597 (80)
Citibank 4/14/23 USD 4,252 MXN 82,822 (235)
Citibank 4/20/23 USD 806 ILS 2,818 33
Citibank 4/21/23 JPY 70,400 USD 557 (36)
Citibank 4/21/23 USD 39,356 JPY 5,046,145 2,020
Citibank 5/12/23 USD 2,043 RSD 224,677 17
Citibank 5/19/23 USD 5,122 GBP 4,219 40

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 3/10/23 THB 201,021 USD 5,780 $ (86)
Deutsche Bank 3/10/23 USD 11,660 THB 407,604 115
Deutsche Bank 4/21/23 AUD 202 USD 140 (4)
Deutsche Bank 4/21/23 CAD 140 USD 104 (1)
Deutsche Bank 4/21/23 JPY 57,443 USD 445 (20)
Deutsche Bank 4/21/23 NZD 206 USD 130 (3)
Deutsche Bank 4/21/23 USD 9,836 JPY 1,254,245 556
Deutsche Bank 5/19/23 SEK 73,046 USD 7,080 (73)
Deutsche Bank 5/19/23 USD 6,222 EUR 5,814 44
Deutsche Bank 6/9/23 USD 5,823 THB 201,021 78
Goldman Sachs 3/2/23 BRL 1,860 USD 342 13
Goldman Sachs 3/2/23 BRL 16,008 USD 3,067 (10)
Goldman Sachs 3/2/23 USD 3,431 BRL 17,868 19
Goldman Sachs 3/10/23 THB 201,021 USD 5,778 (84)
Goldman Sachs 4/7/23 USD 6,545 KRW 8,074,331 423
Goldman Sachs 4/14/23 USD 13,945 CZK 316,792 (279)
Goldman Sachs 6/2/23 USD 3,013 BRL 16,008 9
Goldman Sachs 6/9/23 USD 5,820 THB 201,021 75
HSBC Bank 3/2/23 BRL 16,008 USD 3,067 (11)
HSBC Bank 3/2/23 USD 3,074 BRL 16,008 17
HSBC Bank 3/17/23 USD 50,423 CNH 342,898 1,030
HSBC Bank 4/7/23 USD 6,306 KRW 7,788,795 401
HSBC Bank 4/13/23 USD 26,046 CAD 34,900 457
HSBC Bank 4/14/23 USD 4,967 MXN 96,626 (268)
HSBC Bank 4/21/23 NOK 1,509 USD 149 (3)
HSBC Bank 4/21/23 USD 187 NOK 1,909 3
HSBC Bank 5/19/23 SEK 755 USD 73 —
HSBC Bank 5/19/23 USD 5,040 GBP 4,161 27
HSBC Bank 6/2/23 USD 3,014 BRL 16,008 10
JPMorgan Chase 3/17/23 CNH 15,099 USD 2,244 (69)
JPMorgan Chase 4/13/23 CAD 1,093 USD 820 (18)
JPMorgan Chase 4/21/23 AUD 2,562 USD 1,811 (84)
JPMorgan Chase 4/21/23 USD 681 CHF 621 18
JPMorgan Chase 5/19/23 SEK 1,574 USD 151 —
Morgan Stanley 3/2/23 BRL 17,891 USD 3,435 (19)
Morgan Stanley 3/2/23 USD 3,251 BRL 17,891 (165)
Morgan Stanley 4/14/23 USD 4,967 MXN 96,626 (269)
Morgan Stanley 4/21/23 AUD 99 USD 69 (2)
Morgan Stanley 4/21/23 CHF 89 USD 97 (2)
Morgan Stanley 4/21/23 NZD 125 USD 81 (4)
Morgan Stanley 4/21/23 USD 8,580 AUD 12,316 277
Morgan Stanley 4/21/23 USD 45 CHF 41 1
Morgan Stanley 4/21/23 USD 66 JPY 8,604 2

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/21/23 USD 192 NZD 304 $ 4
RBC Dominion Securities 4/13/23 CAD 25,225 USD 18,927 (432)
RBC Dominion Securities 4/14/23 USD 12,928 MXN 247,469 (482)
RBC Dominion Securities 4/21/23 NZD 1,647 USD 1,050 (31)
RBC Dominion Securities 4/21/23 USD 14,409 CAD 19,286 268
Standard Chartered 3/10/23 THB 27,417 USD 798 (21)
Standard Chartered 4/21/23 USD 38,982 JPY 5,103,019 1,225
State Street 4/13/23 CAD 18,200 USD 13,423 (79)
State Street 4/13/23 USD 6,471 CAD 8,700 92
State Street 4/14/23 HUF 309,785 USD 859 (6)
State Street 4/14/23 USD 5,315 HUF 2,035,485 (290)
State Street 4/21/23 AUD 183 USD 130 (7)
State Street 4/21/23 CAD 118 USD 89 (2)
State Street 4/21/23 NOK 858 USD 87 (4)
State Street 4/21/23 USD 12,590 CAD 16,892 204
State Street 4/21/23 USD 3,828 NOK 37,850 174
State Street 5/19/23 GBP 246 USD 295 1
State Street 5/19/23 USD 2,068 EUR 1,944 2
State Street 5/19/23 USD 86,775 GBP 72,258 (274)
UBS Investment Bank 3/10/23 USD 3,175 PHP 179,808 (71)
UBS Investment Bank 4/14/23 HUF 2,861,331 USD 7,709 171
UBS Investment Bank 4/14/23 HUF 971,636 USD 2,685 (9)
UBS Investment Bank 4/14/23 MXN 19,210 USD 1,040 1
UBS Investment Bank 4/14/23 USD 10,371 HUF 4,040,590 (756)
UBS Investment Bank 4/21/23 CHF 18,004 USD 19,591 (368)
UBS Investment Bank 4/21/23 JPY 1,900,022 USD 14,337 (278)
UBS Investment Bank 4/21/23 USD 40,835 AUD 58,068 1,689
UBS Investment Bank 4/21/23 USD 2,590 CHF 2,380 49
UBS Investment Bank 4/21/23 USD 7,288 JPY 926,736 431
UBS Investment Bank 5/12/23 USD 20,789 PLN 91,915 230
UBS Investment Bank 5/19/23 GBP 712 USD 863 (6)
UBS Investment Bank 5/19/23 USD 5,764 EUR 5,370 57
UBS Investment Bank 5/19/23 USD 18,219 SEK 187,129 268
Net unrealized gain (loss) on open forward
currency exchange contracts $ 7,174

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 190 Commonwealth of Australia ten year bond
contracts 3/23 15,043 $ (479)
Short, 563 Commonwealth of Australia three year
bond contracts 3/23 40,437 553
Short, 80 Euro BOBL contracts 3/23 9,746 220
Long, 209 Euro BTP contracts 3/23 24,911 (496)
Short, 910 Euro SCHATZ contracts 3/23 101,044 834
Short, 137 Euro-Bund ten year contracts 3/23 19,259 474
Short, 73 Government of Japan ten year bond
contracts 3/23 78,627 (276)
Long, 462 Republic of South Korea ten year bond
contracts 3/23 38,336 (1,126)
Long, 316 Government of Canada ten year bond
contracts 6/23 28,133 99
Short, 161 U.K. Gilt ten year contracts 6/23 19,358 106
Short, 248 U.S. Treasury Notes five year contracts 6/23 26,550 52
Short, 237 U.S. Treasury Notes ten year contracts 6/23 26,463 15
Short, 1,332 U.S. Treasury Notes two year contracts 6/23 271,364 623
Long, 368 Ultra U.S. Treasury Bonds contracts 6/23 49,703 (527)
Long, 336 Ultra U.S. Treasury Notes ten year
contracts 6/23 39,375 (101)
Net payments (receipts) of variation margin to date (186)
Variation margin receivable (payable) on open futures contracts $ (215)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 941++
Totals $ —# $ — $ 941+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 132,524  ¤  ¤ $ 50,677
Total $ 50,677^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $941 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,677.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of

T. ROWE PRICE Global Multi-Sector Bond Fund

instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,130,219 $ — $ 1,130,219
Bank Loans — 50,598 5,462 56,060
Common Stocks — — — —
Private Investment Company
2
— — — 674
Short-Term Investments 24,110 13,940 — 38,050
Securities Lending Collateral 26,567 — — 26,567
Options Purchased 719 7 — 726
Total Securities 51,396 1,194,764 5,462 1,252,296
Swaps* — 4,239 — 4,239
Forward Currency Exchange
Contracts — 14,187 — 14,187
Futures Contracts* 2,976 — — 2,976
Total $ 54,372 $ 1,213,190 $ 5,462 $ 1,273,698
Liabilities
Swaps* $ — $ 11,671 $ — $ 11,671
Forward Currency Exchange
Contracts — 7,013 — 7,013
Futures Contracts* 3,005 — — 3,005
Total $ 3,005 $ 18,684 $ — $ 21,689
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F175-054Q3 02/23
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.